Segment Information - Schedule of Identifiable Long-Lived Assets, Net (Details) - CNY (¥)	Jun. 30, 2026	Dec. 31, 2025
Identifiable long-lived assets, net:
Total	¥ 10,693,834	¥ 18,574,400
IT Related Solution Services [Member]
Identifiable long-lived assets, net:
Total	503,145	654,088
Educational content service and other services [Member]
Identifiable long-lived assets, net:
Total	¥ 10,190,689	¥ 17,920,312